Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000032004
Account Value [Line Items]
Line Graph and Table Measure Name	Sit U.S. Government Securities Fund - Class S
Account Value	$ 11,577	$ 11,463	$ 11,319	$ 11,149	$ 11,029	$ 10,941	$ 11,068	$ 11,003	$ 11,087	$ 11,084	$ 10,783	$ 10,504	$ 10,622	$ 10,787	$ 10,790	$ 10,795	$ 10,873	$ 10,926	$ 10,889	$ 10,765	$ 10,872	$ 10,739	$ 10,751	$ 10,652	$ 10,721	$ 10,938	$ 11,132	$ 11,050	$ 11,065	$ 11,033	$ 11,099	$ 11,190	$ 11,195	$ 11,239	$ 11,309	$ 11,315	$ 11,323	$ 11,387	$ 11,412	$ 11,372	$ 11,369	$ 11,362	$ 11,344	$ 11,352	$ 11,352	$ 11,348	$ 11,348	$ 11,337	$ 11,368	$ 11,365	$ 11,373	$ 11,343	$ 11,326	$ 11,323	$ 11,294	$ 11,215	$ 11,059	$ 10,951	$ 10,941	$ 10,950	$ 10,951	$ 10,983	$ 10,845	$ 10,870	$ 10,822	$ 10,741	$ 10,730	$ 10,641	$ 10,629	$ 10,597	$ 10,509	$ 10,454	$ 10,461	$ 10,464	$ 10,408	$ 10,417	$ 10,402	$ 10,377	$ 10,387	$ 10,363	$ 10,364	$ 10,413	$ 10,390	$ 10,384	$ 10,376	$ 10,392	$ 10,360	$ 10,355	$ 10,362	$ 10,337	$ 10,309	$ 10,333	$ 10,280	$ 10,276	$ 10,274	$ 10,375	$ 10,400	$ 10,389	$ 10,391	$ 10,381	$ 10,319	$ 10,311	$ 10,306	$ 10,300	$ 10,264	$ 10,205	$ 10,187	$ 10,174	$ 10,183	$ 10,160	$ 10,155	$ 10,132	$ 10,141	$ 10,135	$ 10,141	$ 10,094	$ 10,095	$ 10,062	$ 10,031	$ 10,008	$ 10,000
C000217198
Account Value [Line Items]
Line Graph and Table Measure Name	Sit U.S. Government Securities Fund - Class Y
Account Value	$ 10,690	10,592	10,446	10,288	10,185	10,101	10,216	10,144	10,229	10,214	9,935	9,685	9,782	9,932	9,943	9,945	10,004	10,061	10,025	9,909	9,996	9,871	9,890	9,787	9,858	10,055	10,231	10,145	10,165	10,133	10,196	10,277	10,270	10,318	10,372	10,384	10,390	10,446	10,457	10,428	10,422	10,414	10,395	10,400	10,398	10,392	10,389	10,377	10,403	10,397	10,401	10,372	10,354	10,349	10,320	10,246	10,101
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,004	11,846	11,678	11,412	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,149	10,015	9,873	9,648	9,557	9,398	9,641	9,553	9,690	9,717	9,359	8,953	9,097	9,334	9,394	9,400	9,434	9,538	9,481	9,246	9,491	9,208	9,250	8,921	9,038	9,447	9,721	9,489	9,641	9,579	9,957	10,241	10,357	10,585	10,612	10,581	10,584	10,676	10,696	10,578	10,504	10,470	10,388	10,519	10,674	10,751	10,736	10,632	10,679	10,685	10,772	10,614	10,547	10,498	10,315	10,376	10,192
Bloomberg Intermediate Government Bond Index
Account Value [Line Items]
Account Value	11,609	11,496	11,373	11,168	11,075	10,953	11,103	11,049	11,167	11,142	10,915	10,681	10,717	10,819	10,813	10,801	10,901	10,982	10,924	10,665	10,853	10,683	10,708	10,528	10,576	10,833	11,053	10,909	10,990	10,916	11,092	11,378	11,429	11,577	11,608	11,578	11,645	11,716	11,735	11,645	11,654	11,617	11,574	11,652	11,749	11,777	11,773	11,759	11,802	11,793	11,816	11,779	11,769	11,747	11,715	11,481	11,295	$ 11,138	$ 11,141	$ 11,169	$ 11,136	$ 11,186	$ 10,988	$ 11,007	$ 10,917	$ 10,760	$ 10,755	$ 10,625	$ 10,633	$ 10,587	$ 10,433	$ 10,362	$ 10,358	$ 10,410	$ 10,349	$ 10,369	$ 10,370	$ 10,304	$ 10,363	$ 10,309	$ 10,339	$ 10,439	$ 10,436	$ 10,468	$ 10,481	$ 10,542	$ 10,478	$ 10,445	$ 10,472	$ 10,431	$ 10,377	$ 10,372	$ 10,342	$ 10,321	$ 10,324	$ 10,501	$ 10,551	$ 10,533	$ 10,581	$ 10,577	$ 10,429	$ 10,444	$ 10,447	$ 10,427	$ 10,376	$ 10,214	$ 10,233	$ 10,267	$ 10,300	$ 10,224	$ 10,218	$ 10,177	$ 10,217	$ 10,212	$ 10,221	$ 10,167	$ 10,255	$ 10,095	$ 10,121	$ 10,070	$ 10,000
Bloomberg Intermediate Government Bond Index
Account Value [Line Items]
Account Value	$ 10,423	$ 10,321	$ 10,211	$ 10,027	$ 9,943	$ 9,834	$ 9,969	$ 9,920	$ 10,026	$ 10,004	$ 9,799	$ 9,590	$ 9,622	$ 9,713	$ 9,708	$ 9,697	$ 9,787	$ 9,860	$ 9,808	$ 9,575	$ 9,744	$ 9,591	$ 9,614	$ 9,452	$ 9,495	$ 9,726	$ 9,924	$ 9,794	$ 9,867	$ 9,801	$ 9,959	$ 10,215	$ 10,262	$ 10,394	$ 10,422	$ 10,395	$ 10,455	$ 10,519	$ 10,536	$ 10,455	$ 10,463	$ 10,430	$ 10,391	$ 10,462	$ 10,548	$ 10,573	$ 10,570	$ 10,557	$ 10,596	$ 10,588	$ 10,609	$ 10,575	$ 10,566	$ 10,547	$ 10,518	$ 10,307	$ 10,141